Debt Instruments	12 Months Ended
Dec. 31, 2017
Disclosure of Debt Instruments [Abstract]
Debt Instruments

7.     Debt instruments

a)    Detail

The detail, by classification, type and currency, of Debt instruments in the consolidated balance sheets is as follows:

	Millions of euros
	2017	2016	2015

Classification:
Financial assets held for trading	36,351	48,922	43,964
Financial assets designated at fair value through profit or loss	3,485	3,398	3,717
Financial assets available-for-sale (*)	128,481	111,287	117,187
Loans and receivables	17,543	13,237	10,907
Held-to-maturity investments	13,491	14,468	4,355
	199,351	191,312	180,130
Type:
Spanish government debt securities (*)	59,186	45,696	45,787
Foreign government debt securities	99,424	103,070	88,346
Issued by financial institutions	12,155	16,874	18,843
Other fixed-income securities	28,299	25,397	27,227
Impaired financial assets	1,017	773	218
Impairment losses	(730)	(498)	(291)
	199,351	191,312	180,130
Currency:
Euro (*)	93,250	73,791	81,196
Pound sterling	16,203	16,106	10,551
U.S. dollar	25,191	31,401	27,011
Other currencies	65,437	70,512	61,663
Total Gross	200,081	191,810	180,422
Impairment losses	(730)	(498)	(291)
	199,351	191,312	180,130

(*)   During 2017 the increase produced mainly due to Banco Popular acquisition.

During the year 2016, Santander UK Plc purchased a portfolio of UK Government debt securities which were classified as held-to-maturity investments on acquisition for the amount of €7,765 million.

In 2015, the Group reclassified certain financial instruments from the available-for-sale portfolio into the held-to-maturity investment portfolio. Pursuant to the applicable legislation, for the fair value of these instruments at the date of reclassification was considered their initial cost and the amount recognized in Other comprehensive income in the Group’s consolidated equity remained in the consolidated balance sheet, together with the adjustments relating to the other Financial assets available-for-sale. The reclassified instruments were subsequently measured at their amortized cost, and both the difference between their amortized cost and their maturity amount and the Other comprehensive income previously recognized in equity will be recognized in the consolidated income statement over the remaining life of the financial assets using the effective interest method.

b)Breakdown

The breakdown, by origin of the issuer, of Debt instruments at December 31, 2017, 2016 and 2015, net of impairment losses, is as follows:

	Millions of euros
	2017				2016				2015
	Private	Public			Private	Public			Private	Public
	fixed-income	fixed-income	Total	%	fixed-income	fixed-income	Total	%	fixed-income	fixed-income	Total	%

Spain	5,272	59,186	64,458	32.33%	6,153	45,696	51,849	27.10%	7,387	45,787	53,174	29.52%
United Kingdom	4,339	10,717	15,056	7.55%	3,531	11,910	15,441	8.07%	3,746	6,456	10,202	5.66%
Portugal	3,972	7,892	11,864	5.95%	4,068	7,689	11,757	6.15%	3,889	9,975	13,864	7.70%
Italy	1,287	7,171	8,458	4.24%	1,035	3,547	4,582	2.40%	1,312	4,423	5,735	3.18%
Ireland	3,147	2	3,149	1.58%	518	—	518	0.27%	342	—	342	0.19%
Poland	772	6,619	7,391	3.71%	707	6,265	6,972	3.64%	802	5,470	6,272	3.48%
Other European countries	7,195	1,733	8,928	4.48%	7,203	1,736	8,939	4.67%	7,912	3,133	11,045	6.13%
United States	7,986	11,670	19,656	9.86%	10,559	13,058	23,617	12.34%	11,919	9,753	21,672	12.03%
Brazil	4,729	34,940	39,669	19.90%	5,364	39,770	45,134	23.59%	5,405	25,588	30,993	17.21%
Mexico	461	9,478	9,939	4.99%	587	10,628	11,215	5.86%	723	15,296	16,019	8.89%
Chile	62	4,071	4,133	2.07%	1,315	3,643	4,958	2.59%	1,027	2,032	3,059	1.70%
Other American countries	755	913	1,668	0.84%	782	1,262	2,044	1.07%	762	1,611	2,373	1.32%
Rest of the world	764	4,218	4,982	2.50%	724	3,562	4,286	2.24%	771	4,609	5,380	2.99%
	40,741	158,610	199,351	100%	42,546	148,766	191,312	100%	45,997	134,133	180,130	100%

The detail, by issuer rating, of Debt instruments at December 31, 2017, 2016 and 2015 is as follows:

	Millions of euros
	2017				2016				2015
	Private	Public			Private	Public			Private	Public
	fixed-income	fixed-income	Total	%	fixed-income	fixed-income	Total	%	fixed-income	fixed-income	Total	%

AAA	16,239	924	17,163	8.61%	18,916	1,008	19,924	10.41%	16,975	9,164	26,139	14.51%
AA	2,714	23,522	26,236	13.16%	1,632	29,639	31,271	16.35%	3,452	13,168	16,620	9.23%
A	4,373	8,037	12,410	6.23%	2,928	3,285	6,213	3.25%	7,379	9,120	16,499	9.16%
BBB	6,449	91,012	97,461	48.89%	7,579	66,955	74,534	38.96%	8,011	65,707	73,718	40.92%
Below BBB	2,393	35,109	37,502	18.81%	4,751	47,872	52,623	27.51%	2,575	35,573	38,148	21.18%
Unrated	8,573	6	8,579	4.30%	6,740	7	6,747	3.53%	7,605	1,401	9,006	5.00%
	40,741	158,610	199,351	100%	42,546	148,766	191,312	100%	45,997	134,133	180,130	100%

The distribution of exposure by rating shown in the foregoing table has been affected by the various reviews of sovereign issuer ratings conducted in recent years. Moreover, the main review in 2017 are that of Portugal (from BB+ to BBB-) and Chile (from AA- to AA+). The main reviews in 2016 were that of United Kingdom (from AAA to AA), Poland (from A to BBB+) and Argentina (From Unrated to B-). Also, the principal review in 2015 was that of Brazil (from BBB to Below BBB).

The detail, by type of financial instrument, of Private fixed-income securities at December 31, 2017, 2016 and 2015, net of impairment losses, is as follows:

	Millions of euros
	2017	2016	2015

Securitized mortgage bonds	2,458	1,584	2,110
Other asset-backed bonds	5,992	2,803	3,073
Floating rate debt	13,756	11,818	16,633
Fixed rate debt	18,535	26,341	24,181
Total	40,741	42,546	45,997

c)Impairment losses

The changes in the impairment losses on Debt instruments are summarized below:

	Millions of euros
	2017	2016	2015

Balance at beginning of year	498	291	144
Net impairment losses for the year (*)	348	380	211
Of which:
Impairment losses charged to income	386	423	223
Impairment losses reversed with a credit to income	(38)	(43)	(12)
Exchange differences and other items	(116)	(172)	(64)
Balance at end of year	730	498	291
Of which:
By geographical location of risk:
European Union	30	40	34
Latin America	700	458	257

(*) Of which:
Loans and advances	348	405	92
Financial assets available for sale	—	(25)	119

d)Other information

The detail, by term to maturity, of the debt instruments pledged as security for certain commitments, is as follows:

	Millions of euros
	2017
							More
							than 12
	1 day	1 week	1 month	3 months	6 months	1 year	months	Total
Government debt securities	3,076	42,213	18,624	9,614	5,895	1,222	1,157	81,801
Other debt instruments	810	853	529	689	257	804	4,039	7,981
Total	3,886	43,066	19,153	10,303	6,152	2,026	5,196	89,782

There are no particular conditions relating to the pledge of these assets that need to be disclosed.

Note 29 contains a detail of the Other comprehensive income recognized in equity on Financial assets available-for-sale.

Note 51 contains a detail of the residual maturity periods of Financial assets available-for-sale and of Loans and receivables and of the related average interest rates.